LEGAL SETTLEMENTS AND LOSS CONTINGENCIES	3 Months Ended
Mar. 31, 2016
Legal [Abstract]
Legal settlements and loss contingencies [TextBlock]

<>NOTE 15 – Legal settlements and loss contingencies: <><><

Legal settlements and loss contingencies for the three months ended March 31, 2017 amounted to an expense of $20 million, compared to income of $25 million for the three months ended March 31, 2016. As of March 31, 2017 and December 31, 2016 an accrued amount for legal settlements and loss contingencies of $901 million and $1,525 million, respectively, is recorded in other current liabilities.